Basis of Presentation, Liquidity (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (303,581)	$ (258,212)	$ (3,560,206)	$ (947,485)	$ (980,617)	$ (694,329)
Net current liability	7,882,411		7,882,411		4,095,286	2,871,981
Deficit on total equity	$ (3,065,809)	$ (3,066,320)	$ (3,065,809)	$ (3,066,320)	$ (3,066,724)	$ (2,177,550)	$ (2,676,500)	$ (2,757,668)	$ (1,579,937)